Supplemental Cash Flow Information - Activities resulting from management of proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net change in proceeds managed
Net change in short-term investments	$ 81,718	$ (88,323)	$ (10,721)
Operating cash flow provided (used)	81,718	(88,323)	(10,721)
Change in Liabilities for Collateral [Roll Forward]
Liabilities for collateral, beginning of year	(158,111)	(69,788)	(59,067)
Liabilities for collateral, end of year	(76,393)	(158,111)	(69,788)
Operating cash flow (used) provided	$ (81,718)	$ 88,323	$ 10,721